Shareholder Report, Line Graph (Details) 195588_Innovator Equity Autocallable Income Strategy ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 24, 2025	Oct. 31, 2025
Innovator Equity Autocallable Income Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Autocallable Income Strategy ETF NAV
Accumulated Value	$ 10,000	$ 9,947
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 10,313
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 10,305